TAXATION, Reconciliation of Income Tax Benefit/(Expenses) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between Provision for Income Tax Benefit / (Expense) by Applicable Tax Rate [Abstract]
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	(24.21%)	(22.71%)	11.99%
Effect of income tax difference under different tax jurisdictions	0.53%	(4.03%)	5.64%
Effect of deductible temporary differences not recognized	0.49%	0.75%	0.63%
Prior year true-ups	(5.06%)	16.05%	2.11%
Effect of non-taxable income	0.00%	0.00%	(0.60%)
Others	0.10%	(0.27%)	0.09%
Total	(11.15%)	6.79%	36.86%